Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	$ 7,692,959	$ 7,917,379
NEW YORK
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	3,496,115	3,694,805
MASSACHUSETTS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	1,991,601	1,969,570
GEORGIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	1,432,022	1,467,774
PENNSYLVANIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	294,968	299,851
TEXAS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	243,939	227,649
CALIFORNIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	180,143	188,131
OHIO
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	$ 54,171	$ 69,599